UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.
National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code:(802)229-3113

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

# SEMI-ANNUAL REPORT

June 30, 2009

Sentinel Variable Products Balanced Fund

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Mid Cap Growth Fund

Sentinel Variable Products Money Market Fund

Sentinel Variable Products Small Company Fund

Sentinel Investments®

Table of Contents

4	Message to Shareholders Understanding your Sentinel
5	Funds Financial Statements
6	Sentinel Variable Products Balanced Fund
8	Sentinel Variable Products Bond Fund
10	Sentinel Variable Products Common Stock Fund
12	Sentinel Variable Products Mid Cap Growth Fund
14	Sentinel Variable Products Money Market Fund
16	Sentinel Variable Products Small Company Fund
18	Statement of Assets and Liabilities
20	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
26	Notes to Financial Statements
33	Actual and Hypothetical Expenses for Comparison Purposes
34	Information and Services for Shareholders
35	Trustees & Officers

Message to Shareholders

We have had a disquieting six months. We opened the year in a state of shock after the tumult of 2008. It seemed as if the bad news was mostly over, but the financial system again showed its ability to shock even the most jaded investor. Most banks reported awful year-end numbers and lined up at the Treasury for bailout money and special treatment. The market digested a flurry of bad news starting with poor economic numbers, numerous acronym-heavy programs (TARP, TALF, PPIP), acrimony over bonuses and rescue plans for the big three car companies.

The market took fright and from January until early March fell over 28%. But just as dramatically, the market rallied as companies reported better than expected numbers for the first quarter and some major economic indicators, such as retail sales, inflation and housing showed better than expected results. It was not so much that things were “good” but that they were “less worse” than people thought. And from such news the market rallied promptly by approximately 37% to the end of this reporting period (June 30th). What can we learn from this? Benjamin Graham noted that in the short-term, markets are voting machines but in the long term, they are weighing machines. By this, he meant that markets overreact but that they generally get it right in the long term. The short term can be very painful as witnessed over the last 18 months. As to where we go from here, we should look at the economy, interest rates and the stock market.

Economy: The U.S. economy has been in recession for 18 straight months. Forthcoming and upward revisions to the 2002 [sic] GNP data suggest that the economic correction was even greater than thought. The various stimulus programs have had minor effect. Some encouraging signals on the economy include better consumer data, mortgage activity and low producer price inflation. But we do not expect any quick recovery. Consumers are scarred. They are carefully rebuilding balance sheets and unemployment remains high and climbing.

Interest Rates: Rates have risen this year. The benchmark 10-Year U.S. Treasury rate rose from 2.4% to 3.8% in June. The major reason is that debt issuance threatens to overwhelm the bond market. By some estimates, the Treasury will sell over $3.5 trillion of debt in 2009. The market cannot absorb such volume without significant risk premium. The upward rate move suggests resistance to the quite staggering level of debt the U.S. government wants to borrow. There is little inflationary pressure. Wages and consumer demand govern inflation. Neither is likely to add much to inflation in coming months. We expect rates to remain at current levels but that there will be some volatility as the Federal Reserve makes its intentions clearer.

Stock Market: By some measures the market remains cheap even after the recent rally. The earnings yield of 7% is nearly twice the rate of 10-year Treasury Notes. Other favorable indicators include low levels of borrowing by non-financial companies, streamlined operating costs and a low, cyclically-adjusted price-to-earnings ratio. But the ultimate test is always earnings. The next few months will be important as company management provides crucial information on costs, order books, margins and volumes. We believe the news will be generally, but not uniformly, good. For this reason, we remain overweight in staples, materials and strong industrial companies but underweight in consumer discretionary.

We are experienced investors at Sentinel. We have always believed that diversification works and aim to not expose our clients to undue risk. We also believe in quality. We buy companies we understand, with management that is committed to the long term. We know that volatility can be very unsettling but believe patience is rewarded. Thank you for your confidence in Sentinel.

As always, we thank you for your business and I hope you will call us if you have any questions.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investment in Securities	4 Statement of Changes in Net Assets
This schedule shows you which investments your fund owned on	This statement shows how each fund’s net assets changed over
the last day of the reporting period. The schedule includes:	the past two reporting periods. It details how much a fund grew
•a list of each investment	or shrank as a result of:
•the number of shares/par amount of each stock, bond or	•operations — a summary of the Statement of Operations for
short-term note	the most recent period
•the market value of each investment	•distributions — income and gains distributed to
•the percentage of investments in each industry	shareholders
•the percent and dollar breakdown of each category	•capital share transactions — shareholders’ purchases,
reinvestments, and redemptions
Net assets at the beginning of the period plus the sum of
operations, distributions to shareholders and capital share
2 Statement of Assets and Liabilities	transactions result in net assets at the end of the period.
This statement details what the fund owns (assets), what it owes
(liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the
fund’s net assets. For each class of shares, the	5 Financial Highlights
net assets divided by the total number of shares outstanding	This statement itemizes current period activity and statistics and
gives you the price of an individual share, or the net asset	provides comparison data for the last five fiscal years (or less if
value per share.	the fund or class is not five years old). On a per-share basis, it
Net Assets are also broken down by capital (money invested	includes:
by shareholders); net investment income not yet paid to	•share price at the beginning of the period
shareholders or net investment losses, if any; net gains earned	•investment income and capital gains or losses
on investments but not yet paid to shareholders or net losses	•income and capital gains distributions paid to shareholders
on investments (known as realized gains or losses); and finally	•share price at the end of the period
gains or losses on securities still owned by the fund (known
as unrealized appreciation or depreciation). This breakdown	It also includes some key statistics for the period:
tells you the value of net assets that are performance-related,	•total return — the overall percentage return of the fund,
such as investment gains or losses, and the value of net assets	assuming reinvestment of all distributions
that are not related to performance, such as shareholder	•expense ratio — operating expenses as a percentage of
investments and redemptions.	average net assets
•net income ratio — net investment income as a percentage
of average net assets
3 Statement of Operations	•portfolio turnover — the percentage of the portfolio that was
This statement breaks down how each fund’s net assets	replaced during the period
changed during the period as a result of the fund’s operations.
It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and
distributions. Fund Operations include:
•income earned from investments
•management fees and other expenses
•gains or losses from selling investments (known as realized gains or losses)
•gains or losses on current fund holdings (known as
unrealized appreciation or depreciation)

Sentinel Variable Products Balanced Fund
(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	62.9%
U.S. Government Obligations	32.4%
Foreign Stocks & ADR's	4.8%
Cash and Other	-0.1%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.1%	FHLMC G04692	5.50%	02/01/35	5.3%
United Technologies Corp.	1.4%	FNMA 190371	6.50%	07/01/36	4.4%
Comcast Corp.	1.3%	FNR 06-88 BV	6.50%	11/25/25	4.0%
Chevron Corp.	1.2%	GNMA 701568	6.00%	01/15/39	3.8%
Int'l. Business Machines Corp.	1.2%	FNR 99-32 B	6.00%	07/25/29	3.7%
Weatherford Int'l. Ltd.	1.2%	U.S. Treasury Note	3.125%	05/15/19	3.6%
Procter & Gamble Co.	1.1%	U.S. Treasury Bond	3.50%	02/15/39	3.2%
Microsoft Corp.	1.1%	FNMA 995671	6.00%	05/01/38	1.9%
Johnson & Johnson	1.1%	Total of Net Assets*			29.9%
NetApp, Inc.	1.1%
Total of Net Assets*	12.8%

Average Effective Duration	(for all Fixed Income Holdings) 5.0 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 32.4%			Mortgage-Backed Securities:			3.5%, 02/15/39	500M	$432,501
U.S. Government Agency			30-Year:					916,253
Obligations 25.5%			FNMA 190371			Total U.S. Government
Federal Home Loan Bank 2.4%			6.5%, 07/01/36	553M $	590,233	Obligations
Agency Discount Notes:			FNMA 995671			(Cost $4,292,425)		4,327,301
0.01%, 07/01/09	320M $	320,000	6%, 05/01/38	242M	253,491
Federal Home Loan Mortgage					843,724		Shares
Corporation 5.3%			Total Federal National Mortgage
Mortgage-Backed Securities:			Association		1,872,102	Domestic Common Stocks 62.9%
			Government National Mortgage			Consumer Discretionary 6.4%
30-Year:			Corporation 3.8%			Coach, Inc.	2,000	53,760
FHLMC G04692			Mortgage-Backed Securities:
5.5%, 02/01/35	684M	709,190	30-Year:			Comcast Corp.	11,950	168,495
Federal National Mortgage			GNMA 701568			Gap, Inc.	4,300	70,520
Association 14.0%			6%, 01/15/39	489M	509,756	McDonald's Corp.	2,000	114,980
Collateralized Mortgage Obligations:			Total U.S. Government Agency			McGraw-Hill Cos., Inc.	2,200	66,242
FNR 06-88 BV			Obligations		3,411,048	Nike, Inc.	1,000	51,780
6.5%, 11/25/25	500M	536,996	U.S. Treasury Obligations 6.9%
FNR 99-32 B			3.125%, 05/15/19	500M	483,752	Polo Ralph Lauren Corp.	1,500	80,310
6%, 07/25/29	463M	491,382				Time Warner Cable, Inc.	2,000	63,340
		1,028,378				Time Warner, Inc.	5,000	125,950
						TJX Cos., Inc.	1,700	53,482
								848,859

6 The accompanying notes are an integral part of the financial statements.

			Sentinel Variable Products Balanced Fund
							(Continued)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Consumer Staples 5.3%			Pfizer, Inc.	7,500	$112,500	Rogers Communications, Inc.	2,300	$ 59,225
Altria Group, Inc.	2,000	$ 32,780	Schering-Plough Corp.	5,000	125,600	Verizon Communications, Inc.	3,000	92,190
CVS Caremark Corp.	2,700	86,049	St. Jude Medical, Inc. *	1,500	61,650			225,935
HJ Heinz Co.	3,000	107,100	Zimmer Holdings, Inc. *	2,500	106,500	Utilities 0.6%
Kellogg Co.	2,500	116,425			1,502,154	Entergy Corp.	1,000	77,520
Kraft Foods, Inc.	2,000	50,680	Industrials 9.1%			Total Domestic Common Stocks
PepsiCo, Inc.	1,500	82,440	Boeing Co.	2,000	85,000	(Cost $8,558,316)		8,392,563
Philip Morris Int'l., Inc.	2,000	87,240	Canadian National Railway Co.	1,800	77,328	Foreign Stocks & ADR's 4.8%
Procter & Gamble Co.	2,900	148,190	Deere & Co.	1,500	59,925	Australia 0.6%
		710,904	General Dynamics Corp.	1,500	83,085	BHP Billiton Ltd. ADR	1,500	82,095
Energy 8.0%			General Electric Co.	10,000	117,200	Finland 0.8%
Chevron Corp.	2,500	165,625	Honeywell Int'l., Inc.	4,000	125,600	Nokia Corp. ADR	7,200	104,976
EOG Resources, Inc.	1,000	67,920	Lockheed Martin Corp.	1,500	120,975	Germany 1.0%
ExxonMobil Corp.	4,000	279,640	Northrop Grumman Corp.	1,700	77,656	SAP AG ADR	3,400	136,646
Noble Energy, Inc.	2,000	117,940	Rockwell Automation, Inc.	1,500	48,180	Israel 0.7%
						Teva Pharmaceutical Industries
Pride Int'l., Inc. *	3,500	87,710	Tyco Int'l. Ltd.	1,500	38,970	Ltd. ADR	2,000	98,680
Schlumberger Ltd.	2,500	135,275	Union Pacific Corp.	2,000	104,120	Mexico 1.0%
Transocean Ltd. *	713	52,969	United Technologies Corp.	3,500	181,860	America Movil SA de CV ADR	3,500	135,520
Weatherford Int'l. Ltd. *	8,000	156,480	Waste Management, Inc.	3,500	98,560	United Kingdom 0.7%
		1,063,559			1,218,459	Diageo PLC ADR	1,500	85,875
Financials 6.6%			Information Technology 11.7%			Total Foreign Stocks & ADR's
ACE Ltd.	2,000	88,460	Accenture Ltd.	2,500	83,650	(Cost $705,385)		643,792
American Express Co.	2,700	62,748	Activision Blizzard, Inc. *	6,000	75,780	Total Investments 100.1%
			Adobe Systems, Inc. *	3,000	84,900	(Cost $13,556,126)†		13,363,656
Bank of America Corp.	5,000	66,000	Broadcom Corp. *	3,000	74,370	Excess of Liabilities Over
Bank of NewYork Mellon Corp.	3,800	111,378				Other Assets (0.1)%		(11,291)
JPMorgan Chase & Co.	2,500	85,275	Cisco Systems, Inc. *	6,000	55,920
Goldman Sachs Group, Inc.	600	88,464	Dolby Laboratories, Inc. *	1,500	111,840	Net Assets 100.0%		$ 13,352,365
Marsh & McLennan Cos., Inc.	2,500	50,325	EMC Corp. *	7,000	91,700
MetLife, Inc.	2,000	60,020	Intel Corp.	5,000	82,750	* Non-income producing
Morgan Stanley	1,500	42,765	Intersil Corp.	6,000	75,420	†	Cost for federal income tax purposes is $13,556,126.
						At June 30, 2009 unrealized depreciation for federal
The Travelers Cos., Inc.	2,000	82,080	Int'l. Business Machines Corp.	1,500	156,630	income tax purposes aggregated $192,470 of which
US Bancorp	4,300	77,056	KLA-Tencor Corp.	4,000	101,000	$1,348,719 related to appreciated securities and
						$1,541,189 related to depreciated securities.
Wells Fargo & Co.	3,000	72,780	Mettler-Toledo Int'l., Inc. *	600	46,290
		887,351	Microsoft Corp.	6,000	142,620	ADR	- American Depository Receipt
Health Care 11.2%			Motorola, Inc.	7,000	46,410
Amgen, Inc. *	1,800	95,292	NetApp, Inc. *	7,200	141,984
Becton Dickinson & Co.	1,000	71,310	Seagate Technology	5,000	52,300
Bristol-Myers Squibb Co.	4,000	81,240	Teradata Corp. *	2,000	46,860
Celgene Corp. *	1,500	71,760	Texas Instruments, Inc.	4,000	85,200
Covidien Plc	2,000	74,880			1,555,624
Eli Lilly & Co.	2,500	86,600	Materials 2.3%
Forest Laboratories, Inc. *	700	17,577	EI Du Pont de Nemours & Co.	4,000	102,480
Gen-Probe, Inc. *	2,500	107,450	Freeport-McMoRan Copper &
Gilead Sciences, Inc. *	2,500	117,100	Gold, Inc.	2,000	100,220
Johnson & Johnson	2,500	142,000	Praxair, Inc.	1,400	99,498
Medco Health Solutions, Inc. *	1,000	45,610			302,198
Medtronic, Inc.	2,500	87,225	Telecommunication Services 1.7%
Merck & Co., Inc.	3,500	97,860	AT&T, Inc.	3,000	74,520

									7

Sentinel Variable Products Bond Fund
(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			11.5%	4 yrs. to 5.99 yrs.			12.7%
1 yr. to 2.99 yrs.			21.0%	6 yrs. to 7.99 yrs.			19.9%
3 yrs. to 3.99 yrs.			16.1%	8 yrs. and over			18.8%
Average Effective Duration (for all Fixed Income Holdings) 5.5 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
U.S. Treasury Note	3.125%	05/15/19	7.5%	FNR 01-46 ZG	6.00%	09/25/31	3.4%
U.S. Treasury Bond	3.50%	02/15/39	6.7%	GNMA 701943	5.00%	06/15/39	3.2%
FNMA 190371	6.50%	07/01/36	6.4%	FNMA 995671	6.00%	05/01/38	3.2%
GNMA 673818X	6.00%	08/15/38	5.1%	FNR 99-32 B	6.00%	07/25/29	3.1%
U.S. Treasury Note	3.25%	05/31/16	4.7%	Total of Net Assets			47.0%
GNR 01-56 PT	6.00%	11/20/31	3.7%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2009 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 72.1%			FNR 01-46 ZG			Mortgage-Backed Securities:
U.S. Government Agency			6%, 09/25/31	2,028M	$2,164,884	15-Year:
Obligations 53.1%					7,504,221	GNMA 679437X
Federal Home Loan Bank 2.7%			Mortgage-Backed Securities:			6%, 11/15/22	433M	$462,879
Agency Discount Notes:			30-Year:			30-Year:
0.01%, 07/01/09	1,743M	$1,743,000	FNMA AA1267			GNMA 691235
Federal Home Loan Mortgage			4.5%, 10/01/33	1,483M	1,489,869	6%, 06/15/38	1,840M	1,918,984
Corporation 4.7%			FNMA 555800			GNMA 673818X
Mortgage-Backed Securities:			5.5%, 10/01/33	1,745M	1,811,383	6%, 08/15/38	3,161M	3,296,902
30-Year:			FNMA 735746			GNMA 701943
FHLMC G04692			6%, 07/01/35	1,542M	1,618,356	5%, 06/15/39	2,000M	2,043,750
5.5%, 02/01/35	1,283M	1,331,396	FNMA 190371					7,259,636
FHLMC A81629			6.5%, 07/01/36	3,873M	4,131,635	Total Government National
5.5%, 09/01/38	1,617M	1,671,410	FNMA 745875			Mortgage Corporation		10,097,381
Total Federal Home Loan			6.5%, 09/01/36	569M	607,027	Total U.S. Government Agency
Mortgage Corporation		3,002,806	FNMA 995671			Obligations		34,033,605
Federal National Mortgage			6%, 05/01/38	1,937M	2,027,927	U.S. Treasury Obligations 19.0%
Association 29.9%					11,686,197	3.25%, 05/31/16	3,000M	3,014,064
Collateralized Mortgage Obligations:			Total Federal National Mortgage
FNR 06-88 BV			Association		19,190,418	3.125%, 05/15/19	5,000M	4,837,515
6.5%, 11/25/25	1,500M	1,610,989	Government National Mortgage			3.5%, 02/15/39	5,000M	4,325,015
FNR 98-11 Z			Corporation 15.8%					12,176,594
6%, 03/18/28	1,646M	1,762,822	Collateralized Mortgage Obligations:			Total U.S. Government
						Obligations
FNR 99-32 B			GNR 01-56 PT			(Cost $45,835,457)		46,210,199
6%, 07/25/29	1,853M	1,965,526	6%, 11/20/31	2,223M	2,374,866

8 The accompanying notes are an integral part of the financial statements.

				Sentinel Variable Products Bond Fund
							(Continued)

	Principal Amount			Principal Amount		†	Cost for federal income tax purposes is $63,088,414.
	(M=$1,000)	Value		(M=$1,000)	Value		At June 30, 2009 unrealized appreciation for federal
		(Note 2)			(Note 2)		income tax purposes aggregated $2,032,330 of which
							$2,248,373 related to appreciated securities and
Bonds 29.5%			XTO Energy, Inc.				$216,043 related to depreciated securities.
Basic Industry 4.7%			5.5%, 06/15/18	500M	$ 467,709
						(b)	Security exempt from registration under Rule
Alcan, Inc.					5,086,913		144A of the Securities Act of 1933, as amended.
6.125%, 12/15/33	500M	$396,224	Financials 4.8%				These securities may be resold in transactions
Anglo American Capital PLC			Capital One Financial Corp.				exempt from registrations, normally to qualified
9.375%, 04/08/14 (b)	500M	543,648	6.15%, 09/01/16	500M	443,132		institutional buyers. At June 30, 2009, the
							market value of rule 144A securities amounted to
Lubrizol Corp.			Chubb Corp.				$4,171,744 or 6.5% of net assets.
8.875%, 02/01/19	500M	581,844	6.375%, 04/15/17	500M	400,576
Mosaic Co.			Citigroup, Inc.
7.625%, 12/01/16 (b)	500M	507,586	5%, 09/15/14	500M	419,618
Pactiv Corp.			Goldman Sachs Group, Inc.
5.875%, 07/15/12	500M	514,699	6.75%, 10/01/37	500M	445,800
Rexam PLC			Hanover Insurance Group, Inc.
6.75%, 06/01/13 (b)	500M	484,799	7.625%, 10/15/25	25M	21,000
		3,028,800	JPMorgan Chase & Co
Capital Goods 2.0%			6.4%, 05/15/38	500M	502,908
Goodrich Corp.			Prudential Financial, Inc.
6.125%, 03/01/19	800M	804,542	6.625%, 12/01/37	500M	434,469
L-3 Communications Corp.			Travelers Cos, Inc.
6.375%, 10/15/15	500M	456,250	6.25%, 03/15/67	500M	403,561
		1,260,792			3,071,064
Consumer Cyclical 1.5%			Health Care 0.8%
American Honda Finance Corp.			Express Scripts, Inc.
7.625%, 10/01/18 (b)	500M	488,691	6.25%, 06/15/14	500M	529,616
Int'l. Game Technology			Media 0.9%
7.5%, 06/15/19	500M	505,366	BSKYB Finance UK PLC
		994,057	5.625%, 10/15/15 (b)	555M	547,150
Consumer Non-Cyclical 1.6%			Technology 1.5%
Anheuser-Busch InBev Worldwide,			Corning, Inc.
Inc.			6.625%, 05/15/19	500M	511,926
6.875%, 11/15/19 (b)	500M	519,455	Xerox Corp.
Waste Management, Inc.			6.35%, 05/15/18	500M	446,978
6.1%, 03/15/18	500M	493,493			958,904
		1,012,948	Telecommunications 2.2%
Energy 7.9%			Sprint Capital Corp.
Buckeye Partners LP			6.9%, 05/01/19	500M	416,250
4.625%, 07/15/13	500M	493,501	United States Cellular Corp.
Chesapeake Energy Corp.			6.7%, 12/15/33	500M	480,386
6.5%, 08/15/17	500M	422,500	Vodafone Group PLC
DCP Midstream LLC			5.45%, 06/10/19	500M	492,606
9.75%, 03/15/19 (b)	500M	558,266			1,389,242
Enterprise Products Operating LLC
7.034%, 01/15/68	500M	369,288	Transportation 0.8%
Kinder Morgan Energy Partners LP			Canadian Pacific Railway Co.
9%, 02/01/19	500M	569,630	6.5%, 05/15/18	500M	497,756
Plains All American Pipeline LP			Utilities 0.8%
6.5%, 05/01/18	500M	506,798	Oncor Electric Delivery Co.
Sempra Energy			7%, 05/01/32	500M	533,303
9.8%, 02/15/19	500M	606,631	Total Bonds (Cost $17,252,957)		18,910,545
Valero Energy Corp.			Total Investments 101.6%
9.375%, 03/15/19	500M	570,441	(Cost $63,088,414)†		65,120,744
Williams Cos, Inc.			Excess of Liabilities Over
8.75%, 01/15/20 (b)	500M	522,149	Other Assets (1.6)%		(1,005,076)
			Net Assets 100.0%		$ 64,115,668

								9

Sentinel Variable Products Common Stock Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.6%	Financials	9.6%
Health Care	17.4%	Consumer Discretionary	8.0%
Industrials	13.1%	Materials	4.2%
Energy	12.1%	Telecommunication Services	2.9%
Consumer Staples	10.4%	Utilities	0.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.4%	PepsiCo, Inc.	1.6%
Procter & Gamble Co.	2.2%	Schering-Plough Corp.	1.5%
Int'l. Business Machines Corp.	2.1%	Accenture Ltd.	1.5%
United Technologies Corp.	2.0%	The Travelers Cos., Inc.	1.4%
Chevron Corp.	1.9%	Total of Net Assets	18.4%
Johnson & Johnson	1.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 90.4%			Chevron Corp.	50,000	$ 3,312,500	Health Care 16.7%
Consumer Discretionary 8.0%			EOG Resources, Inc.	11,200	760,704	Aetna, Inc.	50,000	$1,252,500
Coach, Inc.	32,200	$ 865,536	ExxonMobil Corp.	60,000	4,194,600	Amgen, Inc. *	34,300	1,815,842
Comcast Corp.	150,000	2,115,000	Marathon Oil Corp.	75,000	2,259,750	Baxter Int'l., Inc.	40,000	2,118,400
Gap, Inc.	91,900	1,507,160	Noble Energy, Inc.	35,000	2,063,950	Becton Dickinson & Co.	25,500	1,818,405
McDonald's Corp.	20,000	1,149,800	Pride Int'l., Inc. *	37,500	939,750	Bristol-Myers Squibb Co.	55,000	1,117,050
McGraw-Hill Cos., Inc.	75,000	2,258,250	Schlumberger Ltd.	30,000	1,623,300	Celgene Corp. *	20,000	956,800
Nike, Inc.	25,000	1,294,500	Transocean Ltd. *	15,000	1,114,350	Covidien Plc	25,000	936,000
Polo Ralph Lauren Corp.	20,000	1,070,800	Weatherford Int'l. Ltd. *	100,000	1,956,000	Eli Lilly & Co.	15,000	519,600
Time Warner Cable, Inc.	35,000	1,108,450			19,318,104	Forest Laboratories, Inc. *	8,900	223,479
Time Warner, Inc.	72,600	1,828,794	Financials 9.6%			Gen-Probe, Inc. *	30,000	1,289,400
TJX Cos., Inc.	15,000	471,900	ACE Ltd.	25,000	1,105,750	Gilead Sciences, Inc. *	50,000	2,342,000
		13,670,190	American Express Co.	45,000	1,045,800	Johnson & Johnson	55,000	3,124,000
Consumer Staples 9.2%			Bank of America Corp.	75,000	990,000	Medco Health Solutions, Inc. *	20,000	912,200
Altria Group, Inc.	50,000	819,500	Bank of New York Mellon Corp.	50,000	1,465,500	Medtronic, Inc.	50,000	1,744,500
CVS Caremark Corp.	75,000	2,390,250	Goldman Sachs Group, Inc.	8,500	1,253,240	Merck & Co., Inc.	50,000	1,398,000
HJ Heinz Co.	45,000	1,606,500	JPMorgan Chase & Co.	40,000	1,364,400	Pfizer, Inc.	125,000	1,875,000
Kellogg Co.	25,000	1,164,250	Marsh & McLennan Cos., Inc.	60,000	1,207,800	Schering-Plough Corp.	100,000	2,512,000
Kimberly-Clark Corp.	12,000	629,160	MetLife, Inc.	35,000	1,050,350	St. Jude Medical, Inc. *	35,000	1,438,500
Kraft Foods, Inc.	50,000	1,267,000	Moody's Corp.	25,000	658,750	Zimmer Holdings, Inc. *	31,000	1,320,600
PepsiCo, Inc.	50,000	2,748,000	Morgan Stanley	35,000	997,850			28,714,276
Philip Morris Int'l., Inc.	30,000	1,308,600	The Travelers Cos., Inc.	60,000	2,462,400	Industrials 13.1%
Procter & Gamble Co.	74,200	3,791,620	US Bancorp	71,700	1,284,864	Boeing Co.	30,000	1,275,000
		15,724,880	Wells Fargo & Co.	63,300	1,535,658	Canadian National Railway Co.	23,100	992,376
Energy 11.2%					16,422,362	Caterpillar, Inc.	15,000	495,600
Baker Hughes, Inc.	30,000	1,093,200

10 The accompanying notes are an integral part of the financial statements.

			Sentinel Variable Products Common Stock Fund
						(Continued)

						†Cost for federal income tax purposes is $190,491,386.
		Value			Value	At June 30, 2009 unrealized depreciation for federal
	Shares	(Note 2)		Shares	(Note 2)	income tax purposes aggregated $18,101,462 of
						which $10,084,145 related to appreciated securities
Deere & Co.	30,000	$1,198,500	Verizon Communications, Inc.	25,000	$768,250	and $28,185,607 related to depreciated securities.
General Dynamics Corp.	25,000	1,384,750			3,488,300
General Electric Co.	150,000	1,758,000	Utilities 0.4%			ADR - American Depository Receipt
Honeywell Int'l., Inc.	65,000	2,041,000	Entergy Corp.	10,000	775,200
L-3 Communications Holdings,			Total Domestic Common Stocks
Inc.	12,800	888,064	(Cost $171,252,100)		155,309,294
Lockheed Martin Corp.	20,000	1,613,000	Foreign Stocks & ADR's 6.3%
McDermott Int'l., Inc. *	76,300	1,549,653	Australia 0.8%
Northrop Grumman Corp.	40,000	1,827,200	BHP Billiton Ltd. ADR	25,000	1,368,250
Rockwell Automation, Inc.	25,000	803,000	Finland 0.9%
Tyco Int'l. Ltd.	30,000	779,400	Nokia Corp. ADR	100,000	1,458,000
Union Pacific Corp.	16,200	843,372	France 0.9%
United Technologies Corp.	65,000	3,377,400	Total SA ADR	30,000	1,626,900
Waste Management, Inc.	60,000	1,689,600	Germany 0.9%
		22,515,915	SAP AG ADR	40,000	1,607,600
Information Technology 16.8%			Israel 0.7%
Accenture Ltd.	75,000	2,509,500	Teva Pharmaceutical Industries
Activision Blizzard, Inc. *	80,000	1,010,400	Ltd. ADR	25,000	1,233,500
			Mexico 0.7%
Adobe Systems, Inc. *	50,000	1,415,000
			America Movil SA de CV ADR	30,000	1,161,600
Broadcom Corp. *	50,000	1,239,500
Check Point Software			United Kingdom 1.4%
Technologies *	25,000	586,750	Diageo PLC ADR	35,000	2,003,750
Cisco Systems, Inc. *	75,000	1,398,000	Vodafone Group PLC ADR	17,500	341,075
Dolby Laboratories, Inc. *	40,000	1,491,200			2,344,825
			Total Foreign Stocks & ADR's
EMC Corp. *	125,000	1,637,500	(Cost $12,959,331)		10,800,675
Intel Corp.	50,000	827,500		Principal
Intersil Corp.	88,600	1,113,702		Amount
Int'l. Business Machines Corp.	35,000	3,654,700		(M=$1,000)
Juniper Networks, Inc. *	50,000	1,180,000	Corporate Short-Term Notes 3.2%
KLA-Tencor Corp.	53,500	1,350,875	Toyota Motor Credit
Mettler-Toledo Int'l., Inc. *	15,000	1,157,250	0.16%, 07/02/09	2,000M	1,999,991
Microsoft Corp.	75,000	1,782,750	0.18%, 07/01/09	1,500M	1,500,000
Motorola, Inc.	100,000	663,000	UPS, Inc.
			0.13%, 07/06/09	2,000M	1,999,964
NetApp, Inc. *	100,000	1,972,000	Total Corporate Short-Term Notes
Qualcomm, Inc.	8,500	384,200	(Cost $5,499,955)		5,499,955
Seagate Technology	50,000	523,000	U.S. Government Obligations 0.4%
Teradata Corp. *	50,000	1,171,500	Federal Home Loan Bank 0.4%
Texas Instruments, Inc.	85,000	1,810,500	Agency Discount Notes:
		28,878,827	0.01%, 07/01/09
			(Cost $780,000)	780M	780,000
Materials 3.4%			Total Investments 100.3%
EI Du Pont de Nemours & Co.	60,000	1,537,200	(Cost $190,491,386)†		172,389,924
Freeport-McMoRan Copper &			Excess of Liabilities Over
Gold, Inc.	35,000	1,753,850	Other Assets (0.3)%		(555,279)
Pactiv Corp. *	60,000	1,302,000
Praxair, Inc.	17,000	1,208,190	Net Assets 100.0%		$ 171,834,645
		5,801,240
Telecommunication Services 2.0%			* Non-income producing
AT&T, Inc.	50,000	1,242,000
Rogers Communications, Inc.	57,400	1,478,050

							11

Sentinel Variable Products Mid Cap Growth Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.6%	Energy	6.5%
Health Care	17.0%	Consumer Staples	5.3%
Industrials	14.7%	Materials	4.2%
Consumer Discretionary	13.0%	Telecommunication Services	1.6%
Financials	12.0%	Utilities	1.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Activision Blizzard, Inc.	1.9%	ITC Holdings Corp.	1.6%
Stericycle, Inc.	1.9%	Dolby Laboratories, Inc.	1.5%
Weatherford Int'l. Ltd.	1.7%	Strayer Education, Inc.	1.5%
Express Scripts, Inc.	1.7%	ANSYS, Inc.	1.5%
Waste Connections, Inc.	1.6%	Total of Net Assets	16.5%
Cognizant Technology Solutions Corp.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2009 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 93.5%			Energy 6.5%			Health Care 16.1%
Consumer Discretionary 13.0%			Core Laboratories NV	1,400	$122,010	Beckman Coulter, Inc.	1,400	$79,996
Burger King Holdings, Inc.	8,850	$152,840	National Oilwell Varco, Inc. *	3,330	108,758	Bio-Rad Laboratories, Inc. *	2,172	163,943
Coach, Inc.	4,290	115,315	PetroHawk Energy Corp. *	5,130	114,399	CR Bard, Inc.	1,880	139,966
Darden Restaurants, Inc.	3,900	128,622	Range Resources Corp.	3,460	143,279	Dentsply Int'l., Inc.	4,730	144,360
Dress Barn, Inc. *	7,400	105,820	Southwestern Energy Co. *	4,730	183,760	Endo Pharmaceuticals
GameStop Corp. *	5,850	128,758	Weatherford Int'l. Ltd. *	11,710	229,048	Holdings, Inc. *	3,400	60,928
Gildan Activewear, Inc. *	5,770	85,396			901,254	Express Scripts, Inc. *	3,320	228,250
LKQ Corp. *	2,900	47,705	Financials 10.3%			Gen-Probe, Inc. *	3,400	146,132
Marriott Int'l., Inc.	7,210	159,125	Affiliated Managers Group, Inc. *	2,110	122,781	Idexx Laboratories, Inc. *	2,500	115,500
Matthews Int'l. Corp.	3,750	116,700	City National Corp/CA	2,200	81,026	Life Technologies Corp. *	4,310	179,813
Morningstar, Inc. *	2,100	86,583	Cullen/Frost Bankers, Inc.	2,260	104,231	MedAssets, Inc. *	6,980	135,761
Snap-On, Inc.	3,400	97,716	Endurance Specialty Holdings			NuVasive, Inc. *	3,550	158,330
Strayer Education, Inc.	975	212,657	Ltd.	4,890	143,277	Pharmaceutical Product
TJX Cos., Inc.	2,210	69,527	HCC Insurance Holdings, Inc.	5,720	137,337	Development, Inc.	2,700	62,694
			Investment Technology Group,			Qiagen NV *	4,100	76,219
Tractor Supply Co. *	3,350	138,422	Inc. *	5,230	106,640	Resmed, Inc. *	2,400	97,752
VF Corp.	2,830	156,640	Northern Trust Corp.	1,520	81,593	St. Jude Medical, Inc. *	4,200	172,620
		1,801,826	People's United Financial, Inc.	7,670	115,357	Techne Corp.	2,140	136,553
Consumer Staples 5.3%			Raymond James Financial, Inc.	5,900	101,539	Varian Medical Systems, Inc. *	3,650	128,261
Alberto-Culver Co.	5,750	146,222	RLI Corp.	1,200	53,760			2,227,078
Chattem, Inc. *	1,480	100,788	Signature Bank *	3,620	98,174	Industrials 14.7%
Church & Dwight Co., Inc.	2,610	141,749	The Travelers Cos., Inc.	2,890	118,606	Ametek, Inc.	5,870	202,985
Flowers Foods, Inc.	5,720	124,925	Willis Group Holdings Ltd.	2,900	74,617	CH Robinson Worldwide, Inc.	1,550	80,832
HJ Heinz Co.	1,900	67,830	WR Berkley Corp.	4,000	85,880	Cintas Corp.	4,100	93,644
McCormick & Co., Inc.	4,590	149,313			1,424,818	Copart, Inc. *	4,580	158,789
		730,827

12 The accompanying notes are an integral part of the financial statements.

			Sentinel Variable Products Mid Cap Growth Fund
					(Continued)

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Expeditors Int'l. of Washington,			MetroPCS Communications,
Inc.	3,200	$106,688	Inc. *	10,330	$ 137,492
Fastenal Co.	3,140	104,154			214,741
Healthcare Services Group, Inc.	8,700	155,556	Utilities 1.6%
IHS, Inc. *	2,980	148,613	ITC Holdings Corp.	4,730	214,553
ITT Corp.	2,300	102,350	Total Domestic Common Stocks
Jacobs Engineering Group,			(Cost $12,247,050)		12,906,448
Inc. *	2,850	119,956	Foreign Stocks & ADR's 2.3%
Precision Castparts Corp.	1,770	129,263	Health Care 0.9%
Ritchie Bros Auctioneers, Inc.	5,180	121,471	Shire Ltd. ADR	3,180	131,906
Roper Industries, Inc.	500	22,655	Israel 1.4%
Stericycle, Inc. *	5,040	259,711	Nice Systems Ltd. ADR *	8,210	189,405
Waste Connections, Inc. *	8,440	218,680	Total Foreign Stocks & ADR's
			(Cost $354,780)		321,311
		2,025,347
Information Technology 20.2%			Real Estate Investment Trusts 1.7%
Activision Blizzard, Inc. *	20,900	263,967	Financials 1.7%
			Digital Realty Trust, Inc.	3,720	133,362
Amdocs Ltd. *	4,800	102,960
			Home Properties, Inc. (b)	2,900	98,890
Amphenol Corp.	2,650	83,846	Total Real Estate Investment
ANSYS, Inc. *	6,780	211,265	Trusts (Cost $215,931)		232,252
Citrix Systems, Inc. *	5,260	167,741		Principal
Cognizant Technology				Amount
Solutions Corp. *	8,150	217,605		(M=$1,000)
Concur Technologies, Inc. *	3,750	116,550	U.S. Government Obligations 2.9%
Dolby Laboratories, Inc. *	5,720	213,242	Federal Home Loan Bank 2.9%
FLIR Systems, Inc. *	3,900	87,984	Agency Discount Notes:
Harris Corp.	3,300	93,588	0.01%, 07/01/09
Intersil Corp.	7,450	93,646	(Cost $400,000)	400M	400,000
			Total Investments 100.4%
Jack Henry & Associates, Inc.	4,850	100,638	(Cost $13,217,761)†		13,860,011
McAfee, Inc. *	4,590	193,652	Excess of Liabilities Over
Mettler-Toledo Int'l., Inc. *	2,200	169,730	Other Assets (0.4)%		(49,093)
Nuance Communications, Inc. *	16,110	194,770	Net Assets 100.0%		$ 13,810,918
Open Text Corp. *	4,400	160,248
Polycom, Inc. *	6,900	139,863
Power Integrations, Inc.	3,710	88,261	* Non-income producing
Trimble Navigation Ltd. *	4,450	87,353	†	At Cost June for 30, federal 2009 income unrealized tax purposes appreciation is $13,217,761. for federal
		2,786,909	income tax purposes aggregated $642,250 of which
			$1,511,888 related to appreciated securities and
Materials 4.2%			$869,638 related to depreciated securities.
Aptargroup, Inc.	3,770	127,313
Ecolab, Inc.	2,000	77,980	(b)	Return of Capital paid during the fiscal period
Freeport-McMoRan Copper &			ADR - American Depository Receipt
Gold, Inc.	2,960	148,326
Pactiv Corp. *	4,180	90,706
Sigma-Aldrich Corp.	300	14,868
Steel Dynamics, Inc.	8,140	119,902
		579,095
Telecommunication Services 1.6%
American Tower Corp. *	2,450	77,249

						13

	Sentinel Variable Products Money Market Fund

	(Unaudited)

	Investment in Securities
	at June 30, 2009 (Unaudited)

		Principal			Principal
		Amount	Value		Amount	Value
		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

	U.S. Government Obligations 63.3%			Chevron Oil Finance Co.
	Federal Farm Credit Bank 5.4%			0.17%, 07/08/09	860M $	859,972
	Agency Discount Notes:			Coca-Cola Co.
	Federal Farm Credit			0.25%, 09/29/09	700M	699,563
	0.17%, 07/30/09	1,100M	$ 1,099,849	0.33%, 07/22/09	300M	299,942
	Federal Home Loan Bank 40.6%			Nestle Capital Corp.
				0.24%, 08/18/09	700M	699,776
	Agency Discount Notes:			Pepsico, Inc.
	Federal Home Loan Bank			0.19%, 07/06/09	1,000M	999,974
	0.17%, 07/01/09	273M	273,000	Pfizer, Inc.
	Federal Home Loan Bank			0.15%, 07/07/09	700M	699,982
	0.16%, 07/02/09	1,200M	1,199,995	0.19%, 08/05/09	300M	299,945
	Federal Home Loan Bank
	0.2%, 07/08/09	150M	149,994	Procter & Gamble
	Federal Home Loan Bank			0.16%, 08/07/09	600M	599,901
	0.15%, 07/10/09	1,500M	1,499,944	Southern Co. Funding
				0.25%, 07/24/09	1,000M	999,840
	Federal Home Loan Bank
	0.18%, 07/15/09	670M	669,953	Toyota Motor Credit
	Federal Home Loan Bank			0.26%, 08/06/09	995M	994,741
	0.18%, 07/20/09	600M	599,943	Total Corporate Short-Term
				Notes (Cost $8,153,478)		8,153,478
	Federal Home Loan Bank			Total Investments 103.1%
	0.16%, 07/28/09	1,000M	999,880	(Cost $21,114,744)†		21,114,744
	Federal Home Loan Bank
	0.18%, 07/31/09	950M	949,857	Excess of Liabilities Over
				Other Assets (3.1)%
	Federal Home Loan Bank					(631,440)
	0.19%, 09/02/09	1,220M	1,219,594	Net Assets 100.0%		$ 20,483,304
	Federal Home Loan Bank
	0.19%, 09/04/09	765M	764,738
	Total Federal Home Loan Bank		8,326,898	† Also cost for federal income tax purposes.
	Federal Home Loan Mortgage
	Corporation 4.6%
	Agency Discount Notes:
	Freddie Mac
	0.16%, 08/10/09	650M	649,884
	Freddie Mac
	0.2%, 08/24/09	285M	284,915
	Total Federal Home Loan
	Mortgage Corporation		934,799
	Federal National Mortgage
	Association 12.7%
	Agency Discount Notes:
	Fannie Mae
	0.16%, 07/16/09	1,400M	1,399,907
	Fannie Mae
	0.17%, 08/03/09	1,200M	1,199,813
	Total Federal National Mortgage
	Association		2,599,720
	Total U.S. Government
	Obligations
	(Cost $12,961,266)		12,961,266
	Corporate Short-Term Notes 39.8%
	Abbott Labs
	0.2%, 07/01/09	500M	500,000
	0.2%, 08/27/09	500M	499,842

14	The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Small Company Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.0%	Energy	7.0%
Industrials	15.6%	Consumer Staples	5.2%
Health Care	14.9%	Materials	3.6%
Financials	14.7%	Utilities	1.4%
Consumer Discretionary	12.5%	Telecommunication Services	0.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Nice Systems Ltd.	1.8%	LKQ Corp.	1.5%
Open Text Corp.	1.7%	Mettler-Toledo Int'l., Inc.	1.5%
ANSYS, Inc.	1.7%	Perot Systems Corp.	1.5%
Endurance Specialty Holdings Ltd.	1.6%	Waste Connections, Inc.	1.5%
Iconix Brand Group, Inc.	1.6%	Total of Net Assets	16.0%
Strayer Education, Inc.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 91.8%			Comstock Resources, Inc. *	10,100	$333,805	Health Care 14.9%
Consumer Discretionary 12.5%			Core Laboratories NV	8,700	758,205	American Medical Systems
Burger King Holdings, Inc.	33,500	$578,545	Dril-Quip, Inc. *	12,300	468,630	Holdings, Inc. *	31,600	$499,280
Choice Hotels Int'l., Inc.	11,700	311,337	NATCO Group, Inc. *	15,900	523,428	Bio-Rad Laboratories, Inc. *	8,300	626,484
Dress Barn, Inc. *	28,500	407,550	Oil States Int'l., Inc. *	12,100	292,941	Catalyst Health Solutions, Inc. *	21,000	523,740
Gildan Activewear, Inc. *	20,200	298,960	Superior Energy Services, Inc. *	24,000	414,480	Dionex Corp. *	9,700	591,991
Iconix Brand Group, Inc. *	54,700	841,286			3,652,514	Gen-Probe, Inc. *	12,200	524,356
LKQ Corp. *	48,900	804,405	Financials 11.6%			Haemonetics Corp. *	8,500	484,500
Matthews Int'l. Corp.	16,200	504,144	Affiliated Managers Group, Inc. *	7,600	442,244	Idexx Laboratories, Inc. *	14,100	651,420
Morningstar, Inc. *	11,100	457,653	Bancorpsouth, Inc.	17,300	355,169	Integra LifeSciences Holdings
						Corp. *	18,100	479,831
Snap-On, Inc.	12,500	359,250	Cullen/Frost Bankers, Inc.	7,700	355,124	MedAssets, Inc. *	30,100	585,445
Strayer Education, Inc.	3,800	828,818	Endurance Specialty Holdings			Meridian Bioscience, Inc.	14,900	336,442
Tractor Supply Co. *	11,800	487,576	Ltd.	29,100	852,630	NuVasive, Inc. *	12,500	557,500
Wolverine World Wide, Inc.	29,600	652,976	First Midwest Bancorp, Inc.	45,900	335,529
		6,532,500	Glacier Bancorp, Inc.	22,300	329,371	Resmed, Inc. *	8,600	350,278
						Sirona Dental Systems, Inc. *	13,700	273,863
Consumer Staples 5.2%			HCC Insurance Holdings, Inc.	31,100	746,711
Alberto-Culver Co.	17,700	450,111	Investment Technology Group,			Techne Corp.	11,800	752,958
			Inc. *	20,900	426,151	West Pharmaceutical Services,
Casey's General Stores, Inc.	10,500	269,745				Inc.	15,600	543,660
			Navigators Group, Inc. *	6,000	266,580
Chattem, Inc. *	10,100	687,810						7,781,748
Church & Dwight Co., Inc.	8,500	461,635	Portfolio Recovery Associates, Inc. *	18,500	716,505	Industrials 15.6%
Flowers Foods, Inc.	24,700	539,448	Raymond James Financial, Inc.	26,800	461,228	Clarcor, Inc.	14,700	429,093
Hain Celestial Group, Inc. *	19,100	298,151	Selective Insurance Group	23,900	305,203	Copart, Inc. *	20,100	696,867
		2,706,900	Signature Bank *	17,300	469,176	Curtiss-Wright Corp.	16,100	478,653
Energy 7.0%					6,061,621	Dynamic Materials Corp.	21,400	412,592
Arena Resources, Inc. *	14,900	474,565				Forward Air Corp.	20,700	441,324
CARBO Ceramics, Inc.	11,300	386,460

16 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Continued)

Shares	Value	Shares	Value
(Note 2)	(Note 2)
G&K Services, Inc.	15,200	$321,480	Foreign Stocks & ADR's 1.8%
Healthcare Services Group, Inc.	36,300	649,044	Israel 1.8%
Heartland Express, Inc.	37,500	552,000	Nice Systems Ltd. ADR *
(Cost $1,236,450)	40,100	$925,107
Heico Corp.	9,460	276,800
IDEX Corp.	18,500	454,545	Real Estate Investment Trusts 3.1%
Financials 3.1%
Kaydon Corp.	16,100	524,216
Corporate Office Properties
Moog, Inc. *	15,300	394,893	Trust SBI MD (b)	15,500	454,615
MSC Industrial Direct Co.	7,500	266,100	Digital Realty Trust, Inc.	8,500	304,725
Ritchie Bros Auctioneers, Inc.	18,700	438,515	Healthcare Realty Trust,
Rollins, Inc.	27,200	470,832	Inc. (b)	24,400	410,652
Toro Co.	10,900	325,910	Home Properties, Inc. (b)	13,500	460,350
Total Real Estate Investment Trusts
Wabtec Corp.	8,200	263,794	(Cost $1,881,868)	1,630,342
Waste Connections, Inc. *	29,650	768,231	Principal
8,164,889	Amount
Information Technology 19.2%	(M=$1,000)
ANSYS, Inc. *	28,400	884,944	Corporate Short-Term Notes 1.1%
Blackbaud, Inc.	24,800	385,640	Chevron Funding
Concur Technologies, Inc. *	15,700	487,956	0.15%, 07/06/09
Daktronics, Inc.	30,700	236,390	(Cost $599,988)	600M	599,988
Diodes, Inc. *	23,400	365,976	U.S. Government Obligations 3.2%
Federal Home Loan Bank 3.2%
Factset Research Systems, Inc.	7,900	393,973	Agency Discount Notes:
Intersil Corp.	27,700	348,189	0.01%, 07/01/09
Jack Henry & Associates, Inc.	27,800	576,850	(Cost $1,654,000)	1,654M	1,654,000
Mettler-Toledo Int'l., Inc. *	10,200	786,930	Total Investments 101.0%
Micros Systems, Inc. *	18,200	460,824	(Cost $53,353,825)†	52,768,236
Nuance Communications, Inc. *	60,700	733,863	Excess of Liabilities Over
Open Text Corp. *	24,300	885,006	Other Assets (1.0)%	(513,956)
Perot SystemsCorp. *	54,100	775,253	Net Assets 100.0%	$ 52,254,280
Polycom, Inc. *	36,300	735,801
Power Integrations, Inc.	20,900	497,211	*	Non-income producing
Progress Software Corp. *	19,900	421,283	†	Cost for federal income tax purposes is $53,353,825.
At June 30, 2009 unrealized depreciation for federal
Quality Systems, Inc.	12,900	734,784	income tax purposes aggregated $585,589 of which
Rofin-Sinar Technologies, Inc. *	16,300	326,163	$5,388,802 related to appreciated securities and
10,037,036	$5,974,391 related to depreciated securities.
Materials 3.6%	(b)	Return of Capital paid during the fiscal period
Aptargroup, Inc.	21,000	709,170
Pactiv Corp. *	6,600	143,220	ADR -	American Depository Receipt
SBI	-	Shares Beneficial Interest
Silgan Holdings, Inc.	13,500	661,905
Steel Dynamics, Inc.	25,200	371,196
1,885,491
Telecommunication Services 0.8%
Cbeyond, Inc. *	27,600	396,060
Utilities 1.4%
Atmos Energy Corp.	14,700	368,088
ITC Holdings Corp.	8,200	371,952
740,040
Total Domestic Common Stocks
(Cost $47,981,519)	47,958,799

17

Statement of Assets and Liabilities

at June 30, 2009 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Assets
Investments at value	$ 13,363,656	$ 65,120,744	$ 172,389,924
Cash	93	850	–
Receivable for securities sold	–	274,766	–
Receivable for fund shares sold	12,054	11,283	70,794
Receivable for dividends and interest	33,210	557,758	195,958
Receivable from fund administrator	–	–	–
Total Assets	13,409,013	65,965,401	172,656,676

Liabilities
Payable to custodian bank	–	–	164
Payable for securities purchased	27,716	1,679,280	601,729
Payable for fund shares repurchased	12,532	113,286	83,214
Accrued expenses	9,228	31,100	51,710
Management fee payable	6,069	20,854	71,012
Fund service fee payable	1,103	5,213	14,202
Total Liabilities	56,648	1,849,733	822,031
Net Assets Applicable to Outstanding Shares	$ 13,352,365	$ 64,115,668	$ 171,834,645
Shares Outstanding	1,377,565	5,982,519	17,158,880
Net Asset Value and Maximum
Offering Price Per Share	$ 9.69	$ 10.72	$ 10.01

Net Assets Represent
Shares of beneficial interest at par value	$ 1,378	$ 5,983	$ 17,159
Paid-in capital	13,577,429	59,884,056	196,864,039
Accumulated undistributed net investment income (loss)	264,335	1,870,862	1,476,737
Accumulated undistributed net realized gain (loss)
on investments	(298,307)	322,437	(8,421,828)
Unrealized appreciation (depreciation) of investments	(192,470)	2,032,330	(18,101,462)
Net Assets	$ 13,352,365	$ 64,115,668	$ 171,834,645
Investments at Cost	$ 13,556,126	$ 63,088,414	$ 190,491,386

18	The accompanying notes are an integral part of the financial statements. Amounts designated as “–” are either $0 or have been rounded to $0.

Statement of Assets and Liabilities

(Continued)

	SVP	SVP	SVP
	Mid Cap Growth	Money Market	Small Company
	Fund	Fund	Fund
Assets
Investments at value	$ 13,860,011	$ 21,114,744	$ 52,768,236
Cash	24,724	75,795	231
Receivable for securities sold	–	–	–
Receivable for fund shares sold	4,967	99,932	46,804
Receivable for dividends and interest	6,956	–	36,255
Receivable from fund administrator	–	5,990	–
Total Assets	13,896,658	21,296,461	52,851,526

Liabilities
Payable to custodian bank	–	–	–
Payable for securities purchased	39,568	–	510,031
Payable for fund shares repurchased	27,396	795,898	42,165
Accrued expenses	11,912	11,235	19,149
Management fee payable	5,720	4,303	21,584
Fund service fee payable	1,144	1,721	4,317
Total Liabilities	85,740	813,157	597,246
Net Assets Applicable to Outstanding Shares	$ 13,810,918	$ 20,483,304	$ 52,254,280
Shares Outstanding	1,863,494	20,483,304	5,382,662
Net Asset Value and Maximum
Offering Price Per Share	$ 7.41	$ 1.00	$ 9.71

Net Assets Represent
Shares of beneficial interest at par value	$ 1,863	$ 20,483	$ 5,383
Paid-in capital	18,934,306	20,462,821	64,324,554
Accumulated undistributed net investment income (loss)	12,939	74	182,623
Accumulated undistributed net realized gain (loss)
on investments	(5,780,440)	(74)	(11,672,691)
Unrealized appreciation (depreciation) of investments	642,250	–	(585,589)
Net Assets	$ 13,810,918	$ 20,483,304	$ 52,254,280
Investments at Cost	$ 13,217,761	$ 21,114,744	$ 53,353,825

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Investment Income:
Dividends	$ 103,039	$ –	$ 1,791,366
Interest	102,355	1,992,708	3,232
Total Income	205,394	1,992,708	1,794,598

Expenses:
Management advisory fee	34,703	132,886	376,494
Transfer agent fees	4,667	5,367	6,167
Custodian fees	1,681	3,466	5,600
Accounting and administration services	6,310	33,222	75,299
Auditing fees	2,500	17,500	27,000
Legal fees	1,000	9,000	17,500
Printing fees	300	1,750	2,000
Trustees' and Chief Compliance
Officer's fees and expenses	1,500	7,200	16,000
Other	1,031	9,062	13,917
Total Expenses	53,692	219,453	539,977
Expense Reimbursement	–	–	–
Expense Offset	(81)	(466)	–
Net Expenses	53,611	218,987	539,977
Net Investment Income (Loss)	151,783	1,773,721	1,254,621

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	(171,453)	466,278	(4,063,639)
Net change in unrealized appreciation (depreciation)	724,049	2,923,159	14,080,777
Net Realized and Unrealized Gain (Loss)
on Investments	552,596	3,389,437	10,017,138
Net Increase (Decrease) in Net Assets
from Operations	$ 704,379	$ 5,163,158	$ 11,271,759

20	The accompanying notes are an integral part of the financial statements. Amounts designated as “–” are either $0 or have been rounded to $0.

Statement of Operations

(Continued)

	SVP	SVP	SVP
	Mid Cap Growth	Money Market	Small Company
	Fund	Fund	Fund
Investment Income:
Dividends	$ 69,123	$ –	$ 263,768
Interest	–	26,436	584
Total Income	69,123	26,436	264,352

Expenses:
Management advisory fee	32,358	26,160	117,942
Transfer agent fees	4,167	4,367	4,667
Custodian fees	6,500	1,500	8,800
Accounting and administration services	6,471	10,464	23,588
Auditing fees	2,500	5,000	8,000
Legal fees	750	2,200	4,000
Printing fees	1,500	450	1,500
Trustees' and Chief Compliance
Officer's fees and expenses	1,600	2,300	5,000
Other	338	1,361	2,947
Total Expenses	56,184	53,802	176,444
Expense Reimbursement	–	(28,397)	–
Expense Offset	–	–	–
Net Expenses	56,184	25,405	176,444
Net Investment Income (Loss)	12,939	1,031	87,908

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	(1,661,168)	–	(8,250,407)
Net change in unrealized appreciation (depreciation)	2,946,586	–	10,293,902
Net Realized and Unrealized Gain (Loss)
on Investments	1,285,418	–	2,043,495
Net Increase (Decrease) in Net Assets
from Operations	$ 1,298,357	$ 1,031	$ 2,131,403

Statement of Changes in Net Assets

	SVP		SVP		SVP
	Balanced		Bond		Common Stock
	Fund		Fund		Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	06/30/2009	Year Ended	06/30/2009	Year Ended	06/30/2009	Year Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 151,783	$ 433,878	$ 1,773,721	$ 2,300,559	$ 1,254,621	$ 2,257,610
Net realized gain (loss) on sales
of investments	(171,453)	(111,527)	466,278	504,562	(4,063,639)	(4,310,828)
Net change in unrealized appreciation
(depreciation)	724,049	(4,965,734)	2,923,159	(1,299,667)	14,080,777	(57,011,751)
Net increase (decrease) in net assets from
operations	704,379	(4,643,383)	5,163,158	1,505,454	11,271,759	(59,064,969)

Distributions to Shareholders
From net investment income	–	(363,980)	–	(2,358,508)	–	(2,034,335)
From net realized gain on investments	–	(162,148)	–	–	–	(215,775)
Total distributions to shareholders	–	(526,128)	–	(2,358,508)	–	(2,250,110)

From Share Transactions
Net proceeds from sales of shares	1,968,378	4,486,266	15,202,419	47,765,940	26,677,068	126,122,068
Net asset value of shares in reinvestment
of dividends and distributions	–	526,128	–	2,358,508	–	2,250,110
	1,968,378	5,012,394	15,202,419	50,124,448	26,677,068	128,372,178
Less: Payments for shares reacquired	(2,800,531)	(6,740,980)	(15,930,276)	(17,219,640)	(13,469,879)	(26,386,992)
Increase (decrease) in net assets from
capital share transactions	(832,153)	(1,728,586)	(727,857)	32,904,808	13,207,189	101,985,186
Total Increase (Decrease) in
Net Assets for period	(127,774)	(6,898,097)	4,435,301	32,051,754	24,478,948	40,670,107
Net Assets: Beginning of period	13,480,139	20,378,236	59,680,367	27,628,613	147,355,697	106,685,590
Net Assets: End of period	$ 13,352,365	$ 13,480,139	$ 64,115,668	$ 59,680,367	$ 171,834,645	$ 147,355,697
Undistributed Net Investment
Income (Loss) at End of Period	$ 264,335	$ 107,797	$ 1,870,862	$ 16,043	$ 1,476,737	$ 222,116

22	The accompanying notes are an integral part of the financial statements. Amounts designated as “–” are either $0 or have been rounded to $0.

			Statement of Changes in Net Assets
					(Continued)

		SVP		SVP		SVP
	Mid Cap Growth		Money Market		Small Company
		Fund		Fund		Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	06/30/2009	Year Ended	06/30/2009	Year Ended	06/30/2009	Year Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 12,939	$ (39,501)	$ 1,031	$ 369,494	$ 87,908	$ 115,434
Net realized gain (loss) on sales
of investments	(1,661,168)	(3,169,344)	–	–	(8,250,407)	(3,414,712)
Net change in unrealized appreciation
(depreciation)	2,946,586	(9,380,063)	–	–	10,293,902	(19,233,004)
Net increase (decrease) in net assets from
operations	1,298,357	(12,588,908)	1,031	369,494	2,131,403	(22,532,282)

Distributions to Shareholders
From net investment income	–	–	(1,031)	(369,494)	–	–
From net realized gain on investments	–	–	–	–	–	(849,023)
Total distributions to shareholders	–	–	(1,031)	(369,494)	–	(849,023)

From Share Transactions
Net proceeds from sales of shares	1,222,590	10,286,714	10,701,920	23,087,822	6,342,956	23,884,212
Net asset value of shares in reinvestment
of dividends and distributions	–	–	1,031	369,494	–	849,023
	1,222,590	10,286,714	10,702,951	23,457,316	6,342,956	24,733,235
Less: Payments for shares reacquired	(2,211,614)	(11,025,079)	(12,943,961)	(18,478,501)	(5,824,323)	(16,579,274)
Increase (decrease) in net assets from
capital share transactions	(989,024)	(738,365)	(2,241,010)	4,978,815	518,633	8,153,961
Total Increase (Decrease) in
Net Assets for period	309,333	(13,727,273)	(2,241,010)	4,978,815	2,650,036	(15,227,344)
Net Assets: Beginning of period	13,501,585	26,828,858	22,724,314	17,745,499	49,604,244	64,831,588
Net Assets: End of period	$ 13,810,918	$ 13,501,585	$ 20,483,304	$ 22,724,314	$ 52,254,280	$ 49,604,244
Undistributed Net Investment
Income (Loss) at End of Period	$ 12,939	$ –	$ 74	$ 74	$ 182,623	$ 94,715

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income From Investment Operations				Less Distributions

		Net asset		Net gains or losses		Dividends
		value,	Net	on securities (both	Total from	(from net	Distributions
	Fiscal year	beginning of	investment	realized and	investment	investment	(from realized	Total	Net asset value,
Fund	(period ended)	period	income (loss)^	unrealized)^	operations	income)	gains)	distributions	end of period
Balanced
	12/31/04	$ 11 .26	$ 0 .20	$ 0 .64	$ 0 .84	$ 0 .25	$ 0 .40	$ 0 .65	$ 11 .45
	12/31/05	11 .45	0 .26	0 .39	0 .65	0 .27	0 .20	0 .47	11 .63
	12/31/06	11 .63	0 .29	1 .05	1 .34	0 .31	0 .14	0 .45	12 .52
	12/31/07	12 .52	0 .29	0 .77	1 .06	0 .31	0 .77	1 .08	12 .50
	12/31/08	12 .50	0 .28	(3 .28)	(3 .00)	0 .26	0 .11	0 .37	9 .13
	06/30/09(U)	9 .13	0 .11	0 .45	0 .56	–	–	–	9 .69
Bond
	12/31/04	10 .25	0 .46	0 .03	0 .49	0 .48	0 .15	0 .63	10 .11
	12/31/05	10 .11	0 .43	(0 .25)	0 .18	0 .45	–	0 .45	9 .84
	12/31/06	9 .84	0 .48	(0 .12)	0 .36	0 .48	–	0 .48	9 .72
	12/31/07	9 .72	0 .47	0 .21	0 .68	0 .41	–	0 .41	9 .99
	12/31/08	9 .99	0 .50	(0 .16)	0 .34	0 .41	–	0 .41	9 .92
	06/30/09(U)	9 .92	0 .27	0 .53	0 .80	–	–	–	10 .72
Common Stock
	12/31/04	10 .11	0 .11	0 .87	0 .98	0 .11	–	0 .11	10 .98
	12/31/05	10 .98	0 .13	0 .71	0 .84	0 .13	–	0 .13	11 .69
	12/31/06	11 .69	0 .19	1 .70	1 .89	0 .19	–	0 .19	13 .39
	12/31/07	13 .39	0 .19	1 .18	1 .37	0 .16	0 .28	0 .44	14 .32
	12/31/08	14 .32	0 .20	(4 .93)	(4 .73)	0 .14	0 .01	0 .15	9 .44
	06/30/09(U)	9 .44	0 .08	0 .49	0 .57	–	–	–	10 .01
Mid Cap Growth
	12/31/04	8 .27	(0 .04)	1 .06	1 .02	–	–	–	9 .29
	12/31/05	9 .29	(0 .01)	0 .36	0 .35	–	–	–	9 .64
	12/31/06	9 .64	(0 .01)	0 .55	0 .54	–	–	–	10 .18
	12/31/07	10 .18	(0 .02)	2 .26	2 .24	–	–	–	12 .42
	12/31/08	12 .42	(0 .02)	(5 .70)	(5 .72)	–	–	–	6 .70
	06/30/09(U)	6 .70	0 .01	0 .70	0 .71	–	–	–	7 .41
Money Market
	12/31/04	1 .00	0 .0095	–	0 .0095	0 .0095	–	0 .0095	1.00
	12/31/05	1 .00	0 .0280	–	0 .0280	0 .0280	–	0 .0280	1 .00
	12/31/06	1 .00	0 .0460	–	0 .0460	0 .0460	–	0 .0460	1 .00
	12/31/07	1 .00	0 .0457	–	0 .0457	0 .0457	–	0 .0457	1 .00
	12/31/08	1 .00	0 .0187	–	0 .0187	0 .0187	–	0 .0187	1 .00
	06/30/09(U)	1 .00	0 .0000	–	0 .0000	0 .0000	–	0 .0000	1 .00
Small Company
	12/31/04	13 .45	0 .01	2 .13	2 .14	0 .01	1 .33	1 .34	14 .25
	12/31/05	14 .25	0 .01	1 .16	1 .17	0 .01	1 .47	1 .48	13 .94
	12/31/06	13 .94	0 .03	2 .24	2 .27	0 .03	1 .85	1 .88	14 .33
	12/31/07	14 .33	0 .08	1 .16	1 .24	0 .09	1 .50	1 .59	13 .98
	12/31/08	13 .98	0 .02	(4 .54)	(4 .52)	–	0 .16	0 .16	9 .30
	06/30/09(U)	9 .30	0 .02	0 .39	0 .41	–	–	–	9 .71

24	The accompanying notes are an integral part of the financial statements. Amounts designated as “–” are either zero or represent less than $.005 or ($.005).

						Financial Highlights
						(Continued)

Ratios/Supplemental Data

				Ratio of expenses to
			Ratio of expenses to	average net assets before		Ratio of net investment income
	Net assets at	Ratio of expenses to	average net assets	contractual and voluntary	Ratio of net income	(loss) to average net assets
Total return	end of period	average net assets	before custodian fee	expense reimbursements	(loss) to average	before contractual and voluntary	Portfolio
(%)*	(000 omitted)	(%)	credits (%)**	(%)***	net assets (%)	expense reimbursements (%)***	turnover rate (%)

7 .44	$ 20,888	0.78	0.81	0.88	1.79	1.72	230
5 .65	21,578	0.79	0.83	0.88	2.21	2.16	189
11 .49	21,270	0.79	0.81	0.81	2.35	2.35	181
8 .44	20,378	0.89	0.91	0.91	2.17	2.17	91
(23 .95)	13,480	0.83	0.85	0.85	2.44	2.44	59
6 .13++	13,352	0.85+	0.85+	0.85+	2.41+	2.41+	45 ++

4 .75	23,225	0.67	0.69	0.71	4.31	4.29	383
1 .81	23,626	0.67	0.69	0.71	4.24	4.22	386
3 .70	23,208	0.66	0.68	0.68	4.70	4.70	399
7 .05	27,629	0.74	0.76	0.76	4.71	4.71	306
3 .40	59,680	0.65	0.66	0.66	4.91	4.91	289
8 .06++	64,116	0.66+	0.66+	0.66+	5.34+	5.34+	111 ++

9 .65	59,723	0.65	0.67	0.67	1.11	1.11	51
7 .64	67,720	0.65	0.67	0.67	1.17	1.17	22
16 .14	79,345	0.60	0.61	0.61	1.50	1.50	16
10 .21	106,686	0.66	0.66	0.66	1.35	1.35	14
(33 .04)	147,356	0.57	0.57	0.57	1.61	1.61	6
6 .04++	171,835	0.72+	0.72+	0.72+	1.67+	1.67+	2 ++

12 .33	28,070	0.79	0.80	0.80	(0.45)	(0.45)	109
3 .77	25,638	0.79	0.81	0.81	(0.13)	(0.13)	163
5 .60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
22 .00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(46 .05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119
10 .60++	13,811	0.87+	0.87+	0.87+	0.20+	0.20+	39 ++

0 .96	28,689	0.40	0.40	0.54	0.95	0.82	–
2 .84	27,189	0.40	0.40	0.56	2.80	2.64	–
4 .70	25,144	0.40	0.41	0.51	4.62	4.52	–
4 .70	17,745	0.59	0.61	0.61	4.61	4.61	–
1 .89	22,724	0.54	0.54	0.54	1.83	1.83	–
0 .00++	20,483	0.24+	0.24+	0.51+	0.01+	(0.26)+	– ++

15 .91	53,641	0.70	0.72	0.72	0.10	0.10	52
8 .21	53,831	0.70	0.72	0.72	0.08	0.08	70
16 .17	60,122	0.62	0.65	0.65	0.22	0.22	53
8 .60	64,832	0.68	0.70	0.70	0.51	0.51	52
(32 .29)	49,604	0.63	0.64	0.64	0.19	0.19	42
4 .41++	52,254	0.75+	0.75+	0.75+	0.37+	0.37+	23 ++

^ Calculated based upon average shares outstanding. (U) Unaudited.

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period,

and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

**	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
***	Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).
+	Annualized.
++	Not Annualized.

Notes to Financial Statements

(1) Organization:	markets, will be fair valued under procedures adopted by
The Sentinel Variable Products Trust (the “Trust”) is an open	the Funds’ Board of Trustees. The Board has delegated this
end investment company, registered under the Investment	responsibility to a pricing committee, subject to its review and
Company Act of 1940 as amended, which continuously offers	supervision.
its shares to separate accounts of insurance companies to
serve as investment vehicles for variable life insurance policies	In September 2006, the Financial Accounting Standards Board
and annuity contracts. The Trust consists of six separate and	(“FASB”) issued Financial Accounting Standards (“FAS”)
distinct funds: Sentinel Variable Products Balanced, Sentinel	Statement No. 157 – Fair Value Measurements, that defines
Variable Products Bond, Sentinel Variable Products Common	fair value, establishes a framework for measuring fair value
Stock, Sentinel Variable Products Mid Cap Growth, Sentinel	in generally accepted accounting principles and expands
Variable Products Money Market and Sentinel Variable Products	disclosures about fair value measurements. The Statement
Small Company, all of which are diversified. The six funds of the	applies to fair value measurements that are already required
Trust are referred to hereinafter collectively as the “Funds”, and	or permitted by other accounting standards and is intended to
individually as a “Fund.”	increase consistency of those measurements. The Statement
applies broadly to securities and other types of assets and
liabilities and also establishes a fair value hierarchy which
(2) Significant Accounting Policies:	prioritizes inputs or assumptions to valuation techniques. The
The financial statements have been prepared in conformity	Statement was effective for financial statements issued for
with accounting principles generally accepted in the United	fiscal years beginning after November 15, 2007.
States of America (“GAAP”), which require management to
make certain estimates and assumptions at the date of the	On April 9, 2009, the FASB issued FASB Staff Position (“FSP”)
financial statements. The following is a summary of significant	FAS 157-4, Determining Fair Value When the Volume and Level
accounting policies followed by the Trust in the preparation of	of Activity for the Asset or Liability Have Significantly Decreased
its financial statements.	and Identifying Transactions That Are Not Orderly. The FSP
specifically focuses on a framework for determining when the
A. Security Valuation:	volume and level of activity have significantly decreased, and
Equity securities that are traded on a national securities	the determination of what constitutes a transaction that is not
exchange and over-the-counter securities listed in the NASDAQ	orderly. The FSP emphasizes that even if there has been a
National Market System are valued at the last reported sales	significant decrease in volume and level of activity, the objective
price or official closing price on the principal exchange on	of a fair value measurement remains the same. Fair value
which they are traded on the date of determination as of the	is the price that would be received to sell an asset or paid to
close of business of the New York Stock Exchange (“NYSE”),	transfer a liability in an orderly transaction between market
usually 4:00 p.m. Eastern time, each day that the NYSE is	participants at the measurement date under current market
open for business. Securities for which no sale was reported	conditions. An orderly transaction is a transaction that assumes
on the valuation date are valued at the mean between the last	exposure to the market for a period prior to measurement date
reported bid and asked prices. Over-the-counter securities not	to allow for marketing activities that are usual and customary
listed on the NASDAQ National Market System are valued at	for transactions involving such assets or liabilities; it is not a
the mean of the current bid and asked prices. For Funds other	forced transaction (e.g., a forced liquidation or a distressed
than the Money Market Fund, fixed-income securities with	sale).
original maturities of greater than 60 days, including short-
term securities with more than 60 days left to maturity, are	FSP FAS 157-4 also amends Statement No. 157 to require a
valued on the basis of valuations provided by an independent	reporting entity to:
pricing service. The mean between the bid and asked prices is
generally used for valuation purposes. Short-term securities	1. Disclose in interim and annual periods the inputs and
with original maturities of less than 60 days are valued at	valuation techniques used to measure fair value and a
amortized cost, which approximates market value. The value	discussion of changes in valuation techniques and related
of short-term securities originally purchased with maturities	inputs, if any, during the period; and
greater than 60 days is determined based on an amortized	2. Define major categories for equity securities and debt
value to par when they reach 60 days or less remaining to	securities to be major security types as described
maturity. Securities held in the Money Market Fund are valued	in paragraph 19 of FAS 115 - Accounting for Certain
at amortized cost regardless of days left to maturity, which	Investments in Debt and Equity Securities.
approximates market value, in accordance with the terms of a
rule adopted by the Securities and Exchange Commission. The	The staff position will be effective for interim and annual
amortized cost method values a security at cost on the date	periods ending after June 15, 2009, and entities will be
of purchase and thereafter assumes a constant amortization	permitted to early adopt for periods ending after March 15,
to maturity of any discount or premium. Securities for which	2009. Management had previously elected an early adoption for
market quotations are not readily available, or whose values	implementing the provisions of FSP 157-4 for the fiscal period
have been materially affected by events occurring before the	ended March 31, 2009.
Fund’s pricing time but after the close of the securities’ primary

26

Notes to Financial Statements
(Continued)

The fair value hierarchy outlined in Statement No. 157 and
enhanced descriptions of inputs and valuation techniques
required under FSP FAS 157-4 are summarized in the three
broad levels listed below:

• Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally
4:00 PM Eastern). Includes most domestic equities,
American Depository Receipts, Exchange Traded Funds
and Standard & Poor’s Depository Receipts that rely on
unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

• Level 2 – Other significant observable inputs (evaluated
prices factoring in observable inputs using some type of
model, matrix or other calculation methodology which
takes into consideration factors such as quoted prices
for similar securities, interest rates, prepayment speeds,
credit risk, etc.). Includes most long-term and short-term
fixed income investments, most foreign equities trading
on foreign exchanges and over-the-counter securities not
listed on the NASDAQ National Market System that rely on
a mean price which falls between the last bid and asked
quotes coinciding with the close of the NYSE. Investments
in other Regulated Investment Companies (RIC’s) that rely
on calculated Net Asset Values (NAV’s) would also generally
be considered Level 2.

• Level 3 – Significant unobservable inputs (including non-
binding broker quotes or the Sentinel Pricing Committee’s
own assumptions in determining the fair value of
investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities
are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally,
amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the last fiscal period, but prospectively the Sentinel
Pricing Committee will place greater emphasis on factors
discussed in FSP FAS 157-4 such as few recent transactions,
inconsistent price quotes and wider bid-ask spreads when
determining if transactions are not orderly for fair valuation purposes.

Notes to Financial Statements
(Continued)

The fair value measurements as of June 30, 2009 were as follows:

	Quoted Prices in Active	Other Significant	Significant
	Markets for Identical Assets	Observable Inputs	Un-observable Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$–	$320,000	$–	$320,000
Collateralized Mortgage Obligations	–	1,028,378	–	1,028,378
Domestic Common Stocks	8,392,563	–	–	8,392,563
Foreign Stocks & ADRs	643,792	–	–	643,792
Mortgage-Backed Securities	–	2,062,670	–	2,062,670
U.S. Treasury Obligations	–	916,253	–	916,253
Totals	9,036,355	4,327,301	–	13,363,656
Bond:
Agency Discount Notes	–	1,743,000	–	1,743,000
Collateralized Mortgage Obligations	–	9,879,087	–	9,879,087
Corporate Bonds	–	18,910,545	–	18,910,545
Mortgage-Backed Securities	–	22,411,518	–	22,411,518
U.S. Treasury Obligations	–	12,176,594	–	12,176,594
Totals	–	65,120,744	–	65,120,744
Common Stock:
Agency Discount Notes	–	780,000	–	780,000
Corporate Short-Term Notes	–	5,499,955	–	5,499,955
Domestic Common Stocks	155,309,294	–	–	155,309,294
Foreign Stocks & ADRs	10,800,675	–	–	10,800,675
Totals	166,109,969	6,279,955	–	172,389,924
Mid Cap Growth:
Agency Discount Notes	–	400,000	–	400,000
Domestic Common Stocks	12,906,448	–	–	12,906,448
Foreign Stocks & ADRs	321,311	–	–	321,311
Real Estate Investment Trusts	232,252	–	–	232,252
Totals	13,460,011	400,000	–	13,860,011
Money Market:
Agency Discount Notes	–	12,961,266	–	12,961,266
Corporate Short-Term Notes	–	8,153,478	–	8,153,478
Totals	–	21,114,744	–	21,114,744
Small Company:
Agency Discount Notes	–	1,654,000	–	1,654,000
Corporate Short-Term Notes	–	599,988	–	599,988
Domestic Common Stocks	47,958,799	–	–	47,958,799
Foreign Stocks & ADRs	925,107	–	–	925,107
Real Estate Investment Trusts	1,630,342	–	–	1,630,342
Totals	50,514,248	2,253,988	–	52,768,236
Liabilities:
Investments in Securities:
None.

There was no reportable Fair Value Level 3 activity for the fiscal period ended June 30, 2009.

Notes to Financial Statements
(Continued)

B. Securities Transactions and Investment Income:			E. Federal Income Taxes:
Securities transactions are accounted for on the next business			No provision is made for Federal taxes as it is each Fund’s
day following trade date (trade date plus one). Under certain			intention to continue to qualify as a regulated investment
circumstances, exceptions are made so that purchases and			company and to make the requisite distributions to its
sales are accounted for on trade date. These exceptions			shareholders which will be sufficient to relieve it from any
include:			Federal excise tax or income tax liability. In June 2006, FASB issued Interpretation No. 48 – Accounting for Uncertainty
1. when trades occur on a day that happens to coincide with			in Income Taxes, that requires the tax effects of certain tax
the last business day of a calendar month; or			positions to be recognized. These tax positions must meet a
“more likely than not” standard that based on their technical
2. on occasion, if Sentinel Administrative Services, Inc.			merits, have a more than 50 percent likelihood of being
(“SASI”), the Funds’ administrator, believes significant			sustained upon examination. FASB Interpretation No. 48 is
price movements are deemed large enough to impact the			effective for fiscal years beginning after December 15, 2006. At
calculation of the net asset value per share.			implementation, the financial statements must be adjusted to
Interest income is recorded on the accrual basis, which			reflect only those tax positions that are more likely than not of
includes the amortization of bond premiums on fixed-income			being sustained. Fund management has implemented a set of
securities. Dividend income is recorded on the ex-dividend date			procedures to identify those tax positions which would require
when verified by two independent sources and adjusted daily			adjustments to financial statements and no adjustments were
for foreign tax withholding, reclaims and currency fluctuations,			required for the fiscal period ended June 30, 2009.

when applicable. The cost of securities sold is determined, and			F. Options:
realized gains and losses are computed, using the identified
cost method. Market discount and original issue discount are			When a Fund writes an option, an amount equal to the
accreted to income.			premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option
C. Dividends and Distributions:			written. Premiums received from writing options that expire
Dividends and distributions to shareholders are recorded on			unexercised are treated by the Fund on the expiration date
the ex-dividend date. Income distributions and capital gain			as realized gains from investments. The difference between
distributions are determined in accordance with federal income			the premium and the amount paid on effecting a closing
tax regulations which may differ from accounting principles			purchase transaction is also treated as a realized gain, or, if the
generally accepted in the United States of America. These			premium is less than the amount paid for the closing purchase
differences are primarily due to differing treatments for gains			transaction, as a realized loss. If a call option written by a Fund
and losses on mortgage-backed securities payment receipts.			is exercised, the premium is added to the proceeds from the
Reclassifications were made to reflect these differences as of			sale of the underlying security in determining whether the Fund
June 30, 2009.			has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears
	undistributed Accumulated	undistributed Accumulated net	the market risk of an unfavorable change in the price of the
	net investment	realized gain (loss)	security underlying the written option. There were no options
SVP Fund	income (loss)	on investments	transactions during the period ended June 30, 2009.
Balanced	$4,755	$(4,755)

Bond	81,098	(81,098)	The G. Dollar SVP Balanced Rolls: and SVP Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase
D. Repurchase Agreements:			similar (same type, coupon and maturity) securities on a
Each Fund, to a limited extent, may enter into repurchase			specified future date. During the roll period the Funds forego
agreements as a means of making short-term investments,			principal and interest paid on the securities. The Funds are
of seven days or less, and in aggregate amounts of not more			compensated by the interest earned on the cash proceeds of
than 25% of the net assets of a Fund. Each Fund, through its			the initial sale and by the lower repurchase price at the future
custodian, takes possession of the securities collateralizing			date. Realized gains and losses on sales, if applicable, are
repurchase agreements. All repurchase agreements used by			recorded on trade date plus one or trade date. There were no
the Funds will provide that the value of the collateral underlying			dollar roll transactions during the period ended June 30, 2009.
the repurchase agreement always be at least equal to 102%
of the repurchase price. If the seller defaults and the value			H. Securities Lending:
of the collateral declines or if bankruptcy proceedings are			Under an agreement with State Street Bank and Trust
commenced with respect to the seller of the security, realization			Company (“SSB”), the Funds may lend their securities, up to
of the collateral by the Fund may be delayed or limited. There			50% of each Fund’s portfolio before taking into account the
were no repurchase agreements outstanding at June 30, 2009.			securities loaned, to certain approved brokers, dealers and
other financial institutions. Each loan is collateralized by cash

29

Notes to Financial Statements
(Continued)

in an amount equivalent to 102% (domestic) or 105% (foreign)	(3) Management Advisory Fees and Related Party
of the market value of the loaned securities. Any adjustments	Transactions:
in collateral required to maintain those levels due to market	Pursuant to two Investment Advisory Agreements (“Advisory
value fluctuations are made the next business day. The cash	Agreements”), one dated November 1, 2000, as amended
collateral is invested in a registered money market fund advised	November 19, 2008 and one dated November 8, 2002, SAMI,
by State Street Global Advisors, a subsidiary of SSB. A portion	a subsidiary of NLV Financial Corporation, manages each
of the income generated by the investment of the collateral, net	Fund’s investments and business operations under the
of any rebates paid by SSB to the borrowers, is remitted to SSB	overall supervision of the Trust’s Board of Trustees. SAMI is
as lending agent, and the remainder is retained by the Fund.	affiliated with National Life Insurance Company, which issues
The Fund receives from the borrower all accrued dividend and	variable insurance and annuity products through which the
interest amounts while the securities are out on loan. The Fund	Trust is offered, because National Life Insurance Company is
retains certain ownership rights as to the loaned securities	also a subsidiary of NLV Financial Corporation. SAMI has the
when retaining such rights is considered to be in the Fund’s	responsibility for making all investment decisions for the Funds.
best interest. Generally, in the event of borrower default, the	As compensation for services rendered under its advisory
Fund has the right to use the collateral to offset any losses	agreement, each Fund pays to SAMI a monthly fee determined
incurred. In the event the Fund is delayed or prevented from	as follows:
exercising its right to dispose of the collateral, there may be
a potential loss to the Fund. The Fund bears the risk of loss	a) With respect to SVP Balanced Fund: 0.55% per annum on
with respect to the investment of the collateral. The income	the average daily net assets of the Fund.
earned by each Fund from securities lending is included in its
Statement of Operations. At June 30, 2009, none of the Funds	b) With respect to SVP Bond Fund: 0.40% per annum on the
had securities on loan because Sentinel Asset Management,	average daily net assets of the Fund.
Inc. (“SAMI”) elected to temporarily suspend participation in the
program.	c) With respect to the SVP Common Stock, SVP Mid Cap
Growth and SVP Small Company Funds: 0.50% per annum
I. Derivative Instruments:	on the first $200 million of average daily net assets of each
In March 2008, the FASB issued FASB Statement No. 161 –	Fund; 0.45% per annum on the next $300 million of such
Disclosures about Derivative Instruments and Hedging Activity.	assets of each Fund; and 0.40% per annum on such assets
The new standard is intended to improve financial reporting	of each Fund in excess of $500 million.
about derivative instruments by requiring enhanced disclosures	d) With respect to the SVP Money Market Fund: 0.25% per
that enable investors to understand: (a) how and why an	annum on the average daily net assets of the Fund.
entity uses derivatives, (b) how derivatives are accounted for,
and (c) how derivative instruments affect an entity’s results	SAMI and/or an affiliate have voluntarily agreed to waive fees
of operations and financial position. The Statement applies	and/or reimburse expenses paid by the SVP Money Market
to all entities that prepare GAAP-based financial statements,	Fund to the extent necessary to prevent total expenses from
including investment companies, and is effective for fiscal years	exceeding the gross income from the Fund’s investments on
and interim periods beginning after November 15, 2008. There	a daily basis. This reimbursement may be discontinued at any
were no derivative instruments or hedging activity transactions	time. For the period from January 1, 2009 through June 30,
during the period ended June 30,2009.	2009, the total amount reimbursable to SVP Money Market
Fund was $28,397. SAMI and/or an affiliate have no right to
J. Other:	recoup fees reimbursed.
Direct expenses of a Fund are charged to that Fund while
common expenses of the Trust are allocated proportionately	Sentinel Financial Services Company (“SFSC”), a subsidiary of
based upon the Funds’ respective average net assets or	SAMI, acts as the principal underwriter of shares of the Funds.
number of shareholder accounts. Earnings credits are received	SFSC receives no compensation from the Trust for acting as
from State Street Bank and Trust Company (“SSB”), the	principal underwriter.
custodian bank, on cash balances and are reflected in the
statement of operations as an expense offset.	Each Trustee who is not an affiliate of SAMI receives an annual fee from the Trust of $10,000 plus $2,000 for each meeting
attended. This compensation totaled $9,000 each for Mr.
McMeekin, Ms. Pope and Mr. Ricker for the period ended
June 30, 2009.

					Notes to Financial Statements
						(Continued)

The Funds’ Chief Compliance Officer also serves as Chief					At December 31, 2008, the Trust had tax basis capital losses
Compliance Officer of Sentinel Group Funds, Inc., a series					which may be used to offset future capital gains as follows:
investment company also advised by SAMI, SAMI itself, and the
separate accounts of National Life Insurance Company which						Expiring on
fund its variable life insurance and annuity products. Pursuant					SVP Fund		12/31
to an agreement Amended and Restated November 26, 2007,					Balanced	$ 97,854	2016
the Funds and Sentinel Group Funds, Inc. pay 50% of the costs					Bond	$ 48,144	2014
incurred by these Chief Compliance Officer functions, including
the salary and benefits of the Funds’ Chief Compliance Officer						14,590	2015
and his administrative assistant, and the other costs incurred					Total	$ 62,734
by the Chief Compliance Officer. The Funds and Sentinel Group					Common Stock	$3,229,940	2016
Funds, Inc. allocate their 50% share of these costs in proportion					Mid Cap Growth	$ 627,941	2010
to net assets. Out-of-pocket costs which can be specifically
allocated to a particular entity are so allocated.						1,648,634	2016
					Total	$2,276,575
Pursuant to the Fund Services Agreement with SASI, a					Money Market	$ 74	2011
subsidiary of SAMI, the Trust receives certain transfer agency,
fund accounting and administration services. For these services,					Small Company	$ 622,997	2016
the Fund Services Agreement provides for the Trust to pay to					During the year ended December 31, 2008, the Funds utilized
SASI a fixed fee totaling $20,000 per year for transfer agency					capital losses as follows:
services and a fee of 0.10% of average daily net assets of the
Funds for fund accounting and administration services. For the
period ended June 30, 2009 this fee totaled $165,354.					SVP Fund	Capital Losses utilized
					Bond	$457,721

(4) Investment Transactions:					It is unlikely that a capital gains distribution will be paid until
Purchases and sales (excluding short-term obligations) for the					net gains have been realized in excess of such capital loss carry
period ended June 30, 2009 were as follows:					forwards or the carry forwards expire.

	Purchases		Sale of		Net capital losses incurred after October 31 and within the
	of other	Purchases	other		taxable year are deemed to arise on the first business day of
	than U.S.	of U.S.	than U.S.	Sale of U.S.	the Fund’s next taxable year. For the period from November 1,
	Government	Government	Government	Government	2008 to December 31, 2008, the Funds elected to defer until the
	direct and	direct and	direct and	direct and	first business day of 2009 for U.S. Federal income tax purposes
	agency	agency	agency	agency
SVP Fund	obligations	obligations	obligations	obligations	net capital losses as stated below:

Balanced	$779,215	$4,642,563	$596,265	$5,277,430	SVP Fund	Capital Losses deferred
Bond	17,529,580	54,540,717	19,343,555	51,558,106	Balanced	$ 5,518
Common	23,156,599	–	3,583,648	–
Stock					Common Stock	930,373
Mid Cap	4,891,366	–	5,247,981	–	Mid Cap Growth	1,629,769
Growth					Small Company	2,738,055
Small	10,763,769	–	10,397,529	–
Company

(The SVP Money Market Fund invests only in short-term
obligations.)

31

Notes to Financial Statements
(Continued)

(5) Shares of Beneficial Interest Transactions:
There are an unlimited number of authorized shares for
each Fund in the Trust. Each share has a par value of $0.001.
Transactions in shares for the fiscal period ended June 30, 2009 and fiscal year ended December 31, 2008 were as follows:

		Shares issued		Net increase
		in reinvestment		(decrease)
		of dividends and	Shares	in Shares
SVP Fund	Shares Sold	distributions	reacquired	outstanding
Six Months Ended June 30, 2009	(Unaudited)
Balanced	216,087	–	314,815	(98,728)
Bond	1,498,167	–	1,534,476	(36,309)
Common Stock	3,033,879	–	1,481,604	1,552,275
Mid Cap Growth	181,488	–	333,520	(152,032)
Money Market	10,701,920	1,031	12,943,961	(2,241,010)
Small Company	730,882	–	679,709	51,173
Year Ended December 31, 2008
Balanced	389,898	58,136	601,459	(153,425)
Bond	4,718,673	237,993	1,703,032	3,253,634
Common Stock	10,151,907	241,169	2,237,174	8,155,902
Mid Cap Growth	939,810	–	1,084,217	(144,407)
Money Market	23,087,822	369,494	18,478,501	4,978,815
Small Company	2,040,825	93,608	1,440,965	693,468

From time to time, the Funds may have a concentration of
several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

(6) Indemnifications:
In the normal course of business, the Funds enter into
contracts that contain a variety of representations, which
provide general indemnifications. The Funds’ maximum
exposure under these contracts is unknown as this would
involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the
Funds expect the risk of loss to be remote.

(7) Subsequent Events:
Fund management has performed an evaluation of subsequent
events through August 24, 2009, coinciding with the date that these financial statements were available to be issued.

Actual and Hypothetical Expenses for Comparison Purposes
(Unaudited)

Example		Hypothetical Example for Comparison Purposes
When you allocate to one or more of the Sentinel Variable		The second line of each Fund in the table below provides
Products Funds, you incur ongoing costs, including		information about hypothetical account values and hypothetical
management fees and other Fund expenses. This example is		expenses based on the actual expense ratio of the share
intended to help you understand your ongoing costs (in dollars)		class and an assumed rate of return of 5% per year before
of allocating to the Funds and to compare these costs with the		expenses, which is not the actual return of the share class. The
ongoing costs of allocating to other mutual funds.		hypothetical account values and expenses may not be used to
		estimate the actual ending account balance or expenses you
The Example is based on an investment of $1,000 invested at		paid for the period. You may use this information to compare
the beginning of the period and held for the entire period from		the ongoing costs of allocating to a specific Sentinel Variable
01/01/09 through 06/30/09.		Products Trust Fund to other funds. To do so, compare this 5%
		hypothetical example with the 5% hypothetical examples that
Actual Expenses		appear in the shareholder reports of the other funds.
The first line of each fund in the table below provides		Please note that the expenses shown in the table below do not
information about actual account values and actual expenses.		include fees and expenses charged or incurred by the separate
You may use the information in this line, together with the		accounts of insurance companies which purchases shares of
amount you invested, to estimate the expenses that you paid		the Funds to serve as investment vehicles under variable life
over the period. Simply divide your account value by $1,000 (for		insurance policies or variable annuity contracts issued by them.
example, an $8,600 account value divided by $1,000 = 8.6), then		If such expenses were included, the overall expenses shown in
multiply the result by the number in the first line under the		the table below would be higher and the ending account values
heading entitled Expenses Paid from 01/01/09 through 06/30/09		would be lower.
to estimate the expenses you paid on your account during this
period.						Expenses Paid
		Total	Beginning	Ending Annualized from 01/01/09
		Return Account Value Account Value			Expense	through
SVP Fund	Total Return Description	Percentage	01/01/09	06/30/09	Ratio	06/30/09*
Balanced	Actual	6.13%	$1,000.00	$1,061.34	0.85%	$4.34
	Hypothetical (5% per year before expenses)	2.06%	1,000.00	1,020.58	0.85%	4.26
Bond	Actual	8.06%	1,000.00	1,080.65	0.66%	3.40
	Hypothetical (5% per year before expenses)	2.15%	1,000.00	1,021.52	0.66%	3.31
Common	Actual	6.04%	1,000.00	1,060.38	0.72%	3.68
Stock	Hypothetical (5% per year before expenses)	2.12%	1,000.00	1,021.22	0.72%	3.61
Mid Cap	Actual	10.60%	1,000.00	1,105.97	0.87%	4.54
Growth	Hypothetical (5% per year before expenses)	2.05%	1,000.00	1,020.48	0.87%	4.36
Money	Actual	0.00%	1,000.00	1,000.04	0.24%	1.19
Market	Hypothetical (5% per year before expenses)	2.36%	1,000.00	1,023.60	0.24%	1.20
Small	Actual	4.41%	1,000.00	1,044.09	0.75%	3.80
Company	Hypothetical (5% per year before expenses)	2.11%	1,000.00	1,021.08	0.75%	3.76

*Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181)/365 (or 366).

33

Information and Services for Shareholders

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallife.com under the Performance and Prospectus table, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Trustees

The following is a list of the Trust’s independent trustees. Each trustee oversees the six portfolios of the Sentinel Variable Products Trust. Trustees serve until the next regular policyholders’ meeting or until he or she reaches the mandatory retirement age established by the Trust.

	Position and Length	Principal Occupation(s)
Name, Address, Age	of Time Served	During Past Five Years	Public Directorships

William D. McMeekin (64)	Trustee, since 2000	Former Executive Vice President, Commercial Services –	None
National Life Drive		TD Banknorth, N.A. (formerly Banknorth Vermont) from
Montpelier, VT 05604		June, 2005 to May 2006; Senior Vice President & Senior
Lending Officer, from 2001 to 2005; Community
President – The Howard Bank, from 2000 to 2001

Nancy F. Pope (55)	Trustee, since 2007	Trustee – Northfield Savings Bank, since 1995;	None
National Life Drive		Director – Spaulding HighSchool Union District, since 2008;
Montpelier, VT 05604		Trustee – Governor’s Institute of Vermont, from 2007 to May
2008; Director (Chair) – Barre Town School District, from
1995 to 2004; Trustee (Vice Chair) – Aldrich Public Library,
since 2002 and from 1993 to 2000

William G. Ricker (70)	Trustee, since 2000	Former President – Denis, Ricker & Brown	None
National Life Drive		(Insurance Agency), from 1980 to 2001
Montpelier, VT 05604

Officers

The names of and other information relating to the two Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships

Mehran Assadi (50)	Chair and Trustee,	National Life Holding Company (a mutual insurance	N/A
National Life Drive	since 2009	company) and National Life Insurance Company
Montpelier, VT 05604		(“National Life”) – President and Chief Executive Officer,
since 2009; President – Life and Annuity, from 2005 to 2009;
Interim Chief Information Officer, from 2003 to 2005; NLV
Financial Corporation – Chairman, President and Chief
Executive Officer, since 2009

Christian W. Thwaites (51)	President, Chief	Advisor – President & Chief Executive Officer, since 2005;	Sentinel Funds
National Life Drive	Executive Officer,	National Life – Executive Vice President, since 2005;	(16 Portfolios)
Montpelier, VT 05604	since 2005	Sentinel Variable Products Trust – President and Chief
Executive Officer, since 2005; Sentinel Financial Services
Company (“SFSC”) – Chief Executive Officer, since 2005;
President, from 2005 to 2006; Sentinel Administrative
Services, Inc. (“SASI”) – President & Chief Executive
Officer, since 2005; Sentinel Advisors Company (“SAC”)
and Sentinel Administrative Services Company (“SASC”)
– President & Chief Executive Officer, from 2005 to 2006;
Skandia Global Funds – Chief Executive Officer, from
1996 to 2004

Thomas P. Malone (53)	Vice President	SASI– Vice President, since 2006; Sentinel Variable	N/A
National Life Drive	& Treasurer,	Products Trust – Vice President and Treasurer, since
Montpelier, VT 05604	Since 2000	2000; SASC – Vice President, from 1998 to 2006

John K. Landy (49)	Vice President,	SASI – Senior Vice President, since 2006; Sentinel Variable	N/A
National Life Drive	Since 2004	Products Trust – Vice President, since 2004; SASC – Senior
Montpelier, VT 05604		Vice President, from 2004 to 2006; Vice President, from
1997 to 2004

Scott G. Wheeler (44)	Assistant Vice	SASI – Vice President, since 2007; Assistant Vice President,	N/A
National Life Drive	President &	from 2006 to 2007; Sentinel Variable Products Trust –
Montpelier, VT 05604	Assistant	Assistant Vice President and Assistant Treasurer, since
	Treasurer,	2004; SASC – Assistant Vice President, from 1998 to 2006
Since 2004

Lisa F. Muller (42)	Secretary, Since	National Life – Counsel, since 2008; Sentinel Variable	N/A
National Life Drive	2008	Products Trust – Secretary, since 2008; State of Vermont,
Montpelier, VT 05604		Department of Banking and Insurance – Assistant General
Counsel, from 2006 to 2008; Davis, Polk and Wardwell –
Associate, from 2005 to 2006 and from 1999 to 2002;
U.S. District Court N.D. Illinois – Clerk, from 2002 to 2004

D. Russell Morgan (53)	Chief Compliance	Advisor; National Variable Annuity Account II; National	N/A
National Life Drive	Officer, Since 2004;	Variable Life Insurance Account – Chief Compliance
Montpelier, VT 05604	Secretary, from	Officer, since 2004; Sentinel Variable Products Trust – Chief
	2000 to 2005	Compliance Officer, since 2004; Secretary, from 2000 to
2005; National Life – Assistant General Counsel, from 2001
to 2005; Senior Counsel, from 2000 to 2001; Equity Services,
Inc. – Counsel, from 1986 to 2005; Advisor, SFSC, SASC –
Counsel, from 1993 to 2005

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

The Statement of Additional Information has additional information about the Trust’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Investment Adviser	Custodian and Dividend Paying Agent
Sentinel Asset Management, Inc.	State Street Bank & Trust Company - Kansas City

Principal Underwriter	Transfer Agent, Shareholder Servicing Agent
Sentinel Financial Services Company	and Administrator
Sentinel Administrative Services, Inc.
Counsel
Sidley Austin LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

The financial information included herein is taken from the records of the Funds without examination by an independent registered public
accounting firm, who did not express an opinion thereon.	37

One National Life Drive, Montpelier, VT 05604

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604 | 800.233.4332 | sentinelinvestments.com

Celebrating 75 years of Sentinel Common Stock Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and is available from your financial advisor or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332, sentinelinvestments.com.

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.
(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange
Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the
Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial
Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are
furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /s/ Christian W. Thwaites
- -------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites
- -------------------------
Christian W. Thwaites,
President & Chief Executive Officer

By: /s/ Thomas P. Malone
- --------------------
Thomas P. Malone,
Vice President & Treasurer

Date: September 2, 2009